March 8, 2018

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-0505

RE: JANUS ASPEN SERIES N-CSR FILING

Janus Henderson VIT Balanced Portfolio (formerly named Janus Aspen Balanced Portfolio)

Janus Henderson VIT Enterprise Portfolio (formerly named Janus Aspen Enterprise Portfolio)

Janus Henderson VIT Flexible Bond Portfolio (formerly named Janus Aspen Flexible Bond Portfolio)

Janus Henderson VIT Forty Portfolio (formerly named Janus Aspen Forty Portfolio)

Janus Henderson VIT Global Allocation Portfolio - Moderate

 (formerly named Janus Aspen Global Allocation Portfolio - Moderate)

Janus Henderson VIT Global Research Portfolio (formerly named Janus Aspen Global Research Portfolio)

Janus Henderson VIT Global Technology Portfolio (formerly named Janus Aspen Global Technology Portfolio)

Janus Henderson VIT Global Unconstrained Bond Portfolio

 (formerly named Janus Aspen Global Unconstrained Bond Portfolio)

Janus Henderson VIT Mid Cap Value Portfolio (formerly named Janus Aspen Perkins Mid Cap Value Portfolio)

Janus Henderson VIT Overseas Portfolio (formerly named Janus Aspen Overseas Portfolio)

Janus Henderson VIT Research Portfolio (formerly named Janus Aspen Janus Portfolio)

Janus Henderson VIT U.S. Low Volatility Portfolio (formerly named Janus Aspen INTECH U.S. Low Volatility Portfolio)

(collectively, the "Portfolios")

1933 Act File No. 033-63212

1940 Act File No. 811-07736

Dear Sir or Madam:

Pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, and Rule 30b2-1 (a) thereunder, and Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended, the Portfolios’ Annual Reports dated December 31, 2017, are hereby electronically transmitted.

If you have any questions regarding this filing, please call me at (303) 394-7624.

Sincerely,

/s/ Jesper Nergaard

Jesper Nergaard

Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Aspen Series (Principal Accounting Officer and Principal Financial Officer)